Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
Our reportable segments are aligned with how we manage the business and view the markets we serve. We report our financial performance based on the following two primary reportable segments – Technology and Services. Our Technology segment includes the sale and support of a broad range of document systems from entry level to high-end. Our Services segment operations involve delivery of a broad range of outsourcing services including document, business processing and IT outsourcing services.
Our Technology segment is centered on strategic product groups, which share common technology, manufacturing and product platforms. This segment includes the sale of document systems and supplies, technical services and product financing. Our products range from:

•	“Entry,” which includes A4 devices and desktop printers; to

•
“Mid-range,” which includes A3 devices that generally serve workgroup environments in mid to large enterprises and includes products that fall into the following market categories: Color 41+ ppm priced at less than $100K and Light Production 91+ ppm priced at less than $100K; to

•	“High-end,” which includes production printing and publishing systems that generally serve the graphic communications marketplace and large enterprises.
The Services segment is comprised of three outsourcing service offerings:

•	Document Outsourcing (which includes Managed Print Services) ("DO")

•	Business Process Outsourcing ("BPO")

•	Information Technology Outsourcing ("ITO")
Document outsourcing services include service arrangements that allow customers to streamline, simplify and digitize their document-intensive business processes through automation and deployment of software application and tools and the management of their printing needs. Document outsourcing also includes revenues from our partner print services offerings. Business process outsourcing services includes service arrangements where we manage a customer’s business activity or process. Information technology outsourcing services include service arrangements where we manage a customer’s IT-related activities, such as application management and application development, data center operations or testing and quality assurance.
The segment classified as Other includes several units, none of which meet the thresholds for separate segment reporting. This group primarily includes Xerox Supplies Business Group (predominantly paper sales), Wide Format Systems, licensing revenues, GIS network integration solutions and electronic presentation systems and non-allocated Corporate items including non-financing interest, as well as other items included in Other expenses, net.
Selected financial information for our Operating segments was as follows:

	Years Ended December 31,
	Services	Technology	Other	Total
2011(1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	25	202	251	478
Segment profit(loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149
2010(1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit(loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
2009(1)
Revenue	$3,373	$9,470	$1,623	$14,466
Finance income	103	597	13	713
Total Segment Revenue	$3,476	$10,067	$1,636	$15,179
Interest expense	$36	$229	$262	$527
Segment profit(loss)(2)	231	949	(342)	838
Equity in net income of unconsolidated affiliates	8	33	—	41

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in cost of sales, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2011	2010	2009
Total Segment Profit	$2,092	$1,875	$838
Reconciling items:
Restructuring and asset impairment charges	(33)	(483)	8
Restructuring charges of Fuji Xerox	(19)	(38)	(46)
Acquisition-related costs	—	(77)	(72)
Amortization of intangible assets	(398)	(312)	(60)
Venezuelan devaluation costs	—	(21)	—
ACS shareholders' litigation settlement	—	(36)	—
Loss on early extinguishment of liability and debt	(33)	(15)	—
Equity in net income of unconsolidated affiliates	(149)	(78)	(41)
Curtailment gain	107	—	—
Other	(2)	—	—
Pre-tax Income	$1,565	$815	$627

Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2011:

	Revenues			Long-Lived Assets (1)
	2011	2010	2009	2011	2010	2009
United States	$14,493	$13,801	$8,156	$1,894	$1,764	$1,245
Europe	5,557	5,332	4,971	776	741	717
Other areas	2,576	2,500	2,052	276	309	262
Total Revenues and Long-Lived Assets	$22,626	$21,633	$15,179	$2,946	$2,814	$2,224

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.